CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.48%
CLOSED-END FUNDS - 7.15%
CORE - 0.81%
General American Investors Company, Inc.	215,368	$9,146,679

DEVELOPED MARKET - 0.29%
First Trust Dynamic Europe Equity Income Fund	99,534	1,257,115
Japan Smaller Capitalization Fund, Inc.	186,691	1,336,707
New Germany Fund, Inc. (The)	26,733	305,558
Swiss Helvetia Fund, Inc. (The)	38,322	353,329
		3,252,709
DIVERSIFIED EQUITY - 1.59%
Adams Diversified Equity Fund, Inc.	681,291	12,563,007
Gabelli Dividend & Income Trust (The)	89,467	2,204,467
Tri-Continental Corporation	105,210	3,244,676
		18,012,150
EMERGING MARKETS - 0.25%
Mexico Fund, Inc. (The)	3,088	51,199
Morgan Stanley India Investment Fund, Inc.	110,784	2,781,786
		2,832,985
ENERGY MLP FUNDS - 2.39%
ClearBridge Energy Midstream Opportunity Fund Inc.	175,735	4,955,727
ClearBridge MLP and Midstream Fund Inc.	193,018	6,508,568
ClearBridge MLP and Midstream Total Return Fund Inc.	73,152	2,135,307
First Trust MLP and Energy Income Fund	427,600	3,531,976
Goldman Sachs MLP and Energy Renaissance Fund	206,752	2,497,564
Kayne Anderson NextGen Energy & Infrastructure, Inc.	566,260	4,852,848
Neuberger Berman MLP and Energy Income Fund Inc.	394,259	2,539,028
		27,021,018
GLOBAL - 0.07%
Gabelli Global Small and Mid Cap Value Trust (The)	17,100	239,058
GDL Fund (The)	66,572	572,519
		811,577
INCOME & PREFERRED STOCK - 0.20%
LMP Capital and Income Fund Inc.	150,697	2,203,190

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.36%
Adams Natural Resources Fund, Inc.	97,619	$2,043,165
Cushing® NextGen Infrastructure Income Fund (The)	21,215	947,462
First Trust Energy Infrastructure Fund	72,116	1,098,327
		4,088,954
SECTOR EQUITY - 1.01%
BlackRock Health Sciences Trust II	465,100	9,329,906
Gabelli Healthcare & WellnessRx Trust (The)	35,858	459,700
GAMCO Natural Resources, Gold & Income Trust	281,982	1,576,279
		11,365,885
UTILITY - 0.18%
Macquarie Global Infrastructure Total Return Fund Inc.	78,149	2,009,992

TOTAL CLOSED-END FUNDS		80,745,139

COMMUNICATION SERVICES - 9.85%
Alphabet Inc. - Class C *	22,000	61,445,780
Charter Communications, Inc. - Class A *	12,000	6,546,240
Comcast Corporation - Class A	174,000	8,146,680
Meta Platforms, Inc. - Class A *	70,000	15,565,200
Netflix, Inc. *	20,000	7,491,800
Twitter, Inc. *	30,000	1,160,700
Walt Disney Company (The) *	80,000	10,972,800
		111,329,200
CONSUMER DISCRETIONARY - 11.79%
Amazon.com, Inc. *	22,000	71,718,900
Booking Holdings Inc. *	2,500	5,871,125
Dollar General Corporation	14,000	3,116,820
eBay Inc.	38,000	2,175,880
General Motors Company *	72,000	3,149,280
Hilton Worldwide Holdings Inc. *	11,000	1,669,140
Lowe's Companies, Inc.	40,000	8,087,600
Marriott International, Inc. - Class A *	14,000	2,460,500
NIKE, Inc. - Class B	60,000	8,073,600
Tesla, Inc. *	25,000	26,940,000
		133,262,845

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.53%
Coca-Cola Company (The)	215,000	$13,330,000
Constellation Brands, Inc. - Class A	10,000	2,303,200
Costco Wholesale Corporation	25,500	14,684,175
Estée Lauder Companies Inc. (The) - Class A	13,000	3,540,160
Monster Beverage Corporation *	20,000	1,598,000
Philip Morris International Inc.	90,000	8,454,600
Procter & Gamble Company (The)	110,000	16,808,000
Walgreens Boots Alliance, Inc.	40,000	1,790,800
		62,508,935
EXCHANGE-TRADED FUNDS - 4.44%
Energy Select Sector SPDR® Fund (The)	267,000	20,409,480
Invesco QQQ TrustSM, Series 1	34,000	12,326,360
iShares Core S&P 500 ETF	14,000	6,351,660
SPDR S&P 500® ETF Trust	14,000	6,322,960
Technology Select Sector SPDR® Fund (The)	30,000	4,767,900
		50,178,360
FINANCIALS - 10.37%
American Express Company	25,000	4,675,000
Aon plc - Class A	12,000	3,907,560
Bank of America Corporation	330,000	13,602,600
Berkshire Hathaway Inc. - Class B *	109,000	38,467,190
Charles Schwab Corporation (The)	90,000	7,587,900
Citigroup Inc.	60,000	3,204,000
Goldman Sachs Group, Inc. (The)	14,000	4,621,400
JPMorgan Chase & Co.	130,000	17,721,600
Moody's Corporation	9,000	3,036,690
Progressive Corporation (The)	29,000	3,305,710
S&P Global Inc.	14,000	5,742,520
Wells Fargo & Company	232,000	11,242,720
		117,114,890
HEALTH CARE - 13.38%
Abbott Laboratories	96,000	11,362,560
AbbVie Inc.	70,000	11,347,700
Anthem, Inc.	14,000	6,877,080
Biogen Inc. *	10,000	2,106,000
Boston Scientific Corporation *	82,000	3,631,780

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.38% (Continued)
Bristol-Myers Squibb Company	118,000	$8,617,540
Centene Corporation *	34,000	2,862,460
Cigna Corporation	20,000	4,792,200
CVS Health Corporation	37,000	3,744,770
Danaher Corporation	20,000	5,866,600
Eli Lilly and Company	20,000	5,727,400
HCA Healthcare, Inc.	17,000	4,260,540
Humana Inc.	8,000	3,481,360
IQVIA Holdings Inc. *	13,000	3,005,730
Johnson & Johnson	60,400	10,704,692
McKesson Corporation	9,000	2,755,170
Medtronic plc	33,000	3,661,350
Merck & Co., Inc.	105,000	8,615,250
Stryker Corporation	16,000	4,277,600
Thermo Fisher Scientific Inc.	16,000	9,450,400
UnitedHealth Group Incorporated	56,000	28,558,320
Vertex Pharmaceuticals Incorporated *	15,000	3,914,550
Zimmer Biomet Holdings, Inc.	12,000	1,534,800
ZimVie Inc. *	1,200	27,408
		151,183,260
INDUSTRIALS - 7.18%
Boeing Company (The) *	32,000	6,128,000
Cintas Corporation	5,000	2,126,950
CSX Corporation	141,000	5,280,450
FedEx Corporation	14,000	3,239,460
General Dynamics Corporation	16,000	3,858,880
General Electric Company	60,000	5,490,000
Honeywell International Inc.	40,000	7,783,200
Johnson Controls International plc	40,000	2,622,800
Lockheed Martin Corporation	14,000	6,179,600
Norfolk Southern Corporation	14,000	3,993,080
Northrop Grumman Corporation	9,000	4,024,980
Parker-Hannifin Corporation	5,000	1,418,800
Roper Technologies, Inc.	6,000	2,833,380
Southwest Airlines Co. *	33,000	1,511,400
TransDigm Group Incorporated *	3,000	1,954,620

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.18% (Continued)
Union Pacific Corporation	39,000	$10,655,190
United Parcel Service, Inc. - Class B	40,000	8,578,400
Waste Management, Inc.	22,000	3,487,000
		81,166,190
INFORMATION TECHNOLOGY - 24.49%
Adobe Inc. *	16,000	7,289,920
Advanced Micro Devices, Inc. *	52,000	5,685,680
Analog Devices, Inc.	12,000	1,982,160
Apple Inc.	445,000	77,701,450
Applied Materials, Inc.	41,000	5,403,800
Autodesk, Inc. *	14,000	3,000,900
Fidelity National Information Services, Inc.	26,000	2,610,920
Fiserv, Inc. *	30,000	3,042,000
Intel Corporation	234,000	11,597,040
Intuit Inc.	12,000	5,770,080
Lam Research Corporation	4,000	2,150,440
Mastercard Incorporated - Class A	51,000	18,226,380
Micron Technology, Inc.	40,000	3,115,600
Microsoft Corporation	213,000	65,670,030
NVIDIA Corporation	80,000	21,828,800
PayPal Holdings, Inc. *	35,000	4,047,750
QUALCOMM Incorporated	47,000	7,182,540
salesforce.com, inc. *	42,000	8,917,440
Visa, Inc. - Class A	97,000	21,511,690
		276,734,620
MATERIALS - 2.12%
Air Products and Chemicals, Inc.	12,000	2,998,920
Ball Corporation	13,000	1,170,000
Corteva, Inc.	39,000	2,241,720
DuPont de Nemours, Inc.	29,000	2,133,820
Ecolab Inc.	6,000	1,059,360
Freeport-McMoRan Inc.	90,000	4,476,600
International Flavors & Fragrances Inc.	13,000	1,707,290
Linde plc	7,000	2,236,010
Newmont Corporation	46,000	3,654,700

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
MATERIALS - 2.12% (Continued)
Nucor Corporation	15,000	$2,229,750
		23,908,170
REAL ESTATE - 1.96%
American Tower Corporation	26,000	6,531,720
AvalonBay Communities, Inc.	7,000	1,738,590
CBRE Group, Inc. - Class A *	17,000	1,555,840
Digital Realty Trust, Inc.	16,000	2,268,800
Equinix, Inc.	6,000	4,449,720
Public Storage	9,000	3,512,520
SBA Communications Corporation	6,000	2,064,600
		22,121,790
UTILITIES - 1.22%
American Water Works Company, Inc.	10,000	1,655,300
Constellation Energy Corporation	18,333	1,031,231
Exelon Corporation	55,000	2,619,650
NextEra Energy, Inc.	100,000	8,471,000
		13,777,181

TOTAL EQUITY SECURITIES (cost - $884,666,418)		1,124,030,580

SHORT-TERM INVESTMENT - 0.67%
MONEY MARKET FUNDS - 0.67%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% ^ (cost - $7,603,482)	7,603,482	7,603,482

TOTAL INVESTMENTS - 100.15% (cost - $892,269,900)		1,131,634,062

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15%)		(1,685,205)

NET ASSETS - 100.00%		$1,129,948,857

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2022.